Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounts Receivable, Net [Abstract]
Disclosure of detailed information about trade and other receivables [text block]
As of December 31, 2018, 2017 and 2016, accounts receivable are as follows:

	December 31,
	2018	2017	2016
Trade receivables	$2,523,950	2,673,705	2,482,077
Allowance for doubtful accounts	(79,937)	(96,900)	(97,400)
Other receivables	-	22,403	140,265
Income tax receivable	114,935	57,186	115,428
Recoverable value-added tax and other recoverable taxes	927,406	970,484	988,774
	$3,486,354	3,626,878	3,629,144

Analysis of age of financial assets that are past due but not impaired [text block]
Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2018	2017	2016
Past due 0 to 60 days	144,604	200,413	164,458
Past due by more than 60 days	17,250	6,190	3,395
	$161,854	206,603	167,853

Disclosure of allowance for credit losses [text block]
Reconciliation of movements in allowance for doubtful accounts

	2018	2017	2016
Balance as of January 1	$(96,900)	(97,400)	(81,641)
Increase in allowance	(7,862)	(14,800)	(18,405)
Amounts written off	24,826	15,287	2,818
Currency translation effect	(1)	13	(172)
Balance as of December 31,	$(79,937)	(96,900)	(97,400)